Income Taxes - Income tax reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Provision for income taxes [Abstract]
Income taxes using U.S federal statutory rate	$ (4,037)	$ (15,340)
Tax Cuts and Jobs Act		143
Nondeductible interest	2,273	6,912
Loss on extinguishment of debt	236	10,174
Loss of tax benefit of federal net operating loss carryforwards	(588)	5,067
Loss of tax benefit of state net operating loss carryforwards	1,040	1,373
Loss of tax benefit of federal tax credit carryforwards	495	324
Amortization of gain on IP migration		767
State income taxes, net of federal benefit	(2,355)	(1,339)
Foreign rate differential	1,166	1,196
Valuation allowance	6,323	(1,423)
Derivative charge	(4,138)	(8,403)
Stock option exercises and cancellations	215	841
Research and development costs	(636)	(295)
Other	$ 6	$ 3